Note 20 - Commitments and Contingencies - Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 81,727
2019	69,389
2020	58,273
2021	46,076
2022	36,685
Thereafter	64,009
Total minimum operating lease payments	$ 356,159